Schedule of Sources and Tax Effects (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Federal statutory income tax rate	21.00%	21.00%
State income taxes, net of federal benefit	5.50%	5.50%
Change in deferred tax asset valuation allowance	(26.50%)	(26.50%)
Effective income tax rate